BUSINESS - Schedule of Reverse Recapitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash — STPK trust and working capital cash	$ 383,383
Cash — PIPE (as described below)	225,000
Less: transaction costs and advisory fees paid	(58,061)	$ (58,061)
Merger and PIPE financing	$ 550,322